Related Party Transactions	12 Months Ended
Mar. 31, 2022
Related party transactions [abstract]
Related Party Transactions	Related Party Transactions
Compensation for Key Management Personnel
Key management personnel are defined as members of the Board. The compensation for key management personnel is as follows:

	JPY (millions) For the Year Ended March 31
	2020	2021	2022
Basic compensation and bonuses	¥2,441	¥1,664	¥1,614
Share-based compensation (expensed amount)	2,143	2,483	2,547
Other	45	42	38
Total	¥4,629	4,189	4,199